CONSOLIDATED BALANCE SHEETS (PARENTHETICAL) $ in Thousands	Jun. 30, 2016 USD ($) shares	Jun. 30, 2016 ₪ / shares	Dec. 31, 2015 USD ($) shares	Dec. 31, 2015 ₪ / shares
Statement of Financial Position [Abstract]
Trade receivables, allowance for doubtful accounts | $	$ 15		$ 15
Ordinary shares, par value per share | ₪ / shares		₪ 0.4		₪ 0.4
Ordinary shares, shares authorized	32,500,000		32,500,000
Ordinary shares, shares issued	16,631,754		16,406,243
Ordinary shares, shares outstanding	16,631,754		16,406,243